GOODWILL, INTANGIBLE ASSET AND DEFERRED TAX LIABILITY	12 Months Ended
Dec. 31, 2021
GOODWILL, INTANGIBLE ASSET AND DEFERRED TAX LIABILITY

22.	GOODWILL, INTANGIBLE ASSET AND DEFERRED TAX LIABILITY

On May 11 and June 22, 2016 the Company acquired DenseLight and BB photonics for $10,500,000 and $1,550,000 respectively. The all stock purchases were accomplished with the issuance of 13,611,150 common shares and 1,996,090 common shares of the Company at a price of $0.7714 and $0.777 per share, respectively. The purchase price in both acquisitions exceeded the net assets acquired which resulted in the difference being accounted for as goodwill on the consolidated statements of financial position.

The continuity of goodwill is as follows:

	DenseLight	BB Photonics	Total
Balance January 1, 2019	$6,630,544	$1,050,459	$7,681,003
Impairment	-	(1,050,459)	(1,050,459)
Disposed on the sale of DenseLight	(6,630,544)	-	(6,630,544)
Balance, December 31, 2019, 2020 and 2021	$-	$-	$-

Deferred tax liability was created on the date of purchase for both DenseLight and BB Photonics. The following is a continuity of deferred tax liability.

	DenseLight	BB Photonics	Total
Balance, January 1, 2019	707,687	292,740	1,000,427
Tax effect of Impairment	-	(292,740)	(292,740)
Disposed on the sale of DenseLight	(707,687)	-	(707,687)
Balance, December 31, 2019, 2020 and 2021	$-	$-	$-

Included in the sale of DenseLight on November 8, 2019 was $6,630,544 of goodwill and $707,687 of deferred liability.

INTANGIBLE ASSETS

	Technology	Customer Relationships	Total
Balance, January 1, 2019	$714,000	$186,131	$900,131
Impairment	(714,000)	-	(714,000)
Disposals (1)	-	(186,131)	(186,131)
Balance, December 31, 2019, 2020 and 2021	-	-	-

Balance, January 1, 2019	-	97,722	97,722
Amortization for the year	-	-	-
Disposals (1)	-	(97,722)	(97,722)
Balance, December 31, 2019, 2020 and 2021	-	-	-

At December 31, 2019, 2020, 2021	$-	$-	$-

(1)	The Company disposed of its customer relationships intangible assets and related amortization on November 8, 2019 with the sale of DenseLight (Note 21).

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)